RISK MANAGEMENT - Schedule of Fair Value Hierarchy of Financial Instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Assets	R$ 23,637,914	R$ 26,274,943
Loans and financing | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Liabilities and equity	(23,059,604)	(14,981,417)
Loans and financing | Fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities and equity	(24,248,794)	(13,949,702)
Convertible debt instruments – conversion right | Carrying amount | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities and equity	(6,448)	(51,740)
Convertible debt instruments – conversion right | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities and equity	(6,448)	(51,740)
Financial instruments | Carrying amount | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities and equity	0	(65,375)
Financial instruments | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities and equity	0	(65,375)
Long-term investments | Carrying amount | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	0	1,004,505
Long-term investments | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	0	1,004,505
Financial instruments | Carrying amount | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets
Financial instruments | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets